UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2000


Check here if Amendment [ ]; Amendment Number: ___
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     F W Thompson Company, Limited
Address:  One St. Clair Avenue West
          Toronto, Canada  M4V 1K6


Form 13F File Number: 28-04275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Thompson
Title:    Treasurer
Phone:    (416)515-9500

Signature, Place, and Date of Signing:

/s/ Jill Thompson               Toronto, Canada                     May 15, 2000
-----------------               ---------------                     ------------
   [Signature]                   [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:         1
                                         ---------

Form 13F Information Table Entry Total:    25
                                         ---------

Form 13F Information Table Value Total:  $ 201,159
                                         ---------
                                        (thousands)




List of Other Included Managers:

Sterling Management [1985] Limited

                            Form 13F INFORMATION TABLE - Thompson F W Co. Ltd. (quarter ending 3/31/2000)

     COLUMN 1                COLUMN 2           COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                       OTHER
                             TITLE OF                      VALUE     SHRS OR    SH/  PUT/  INVESTMENT  MANA-
NAME OF ISSUER               CLASS              CUSIP      (x1000)   PRN AMOUNT PRN  CALL  DISCRETION  GERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories          Com                002824100    5,982     170,000  SH         SOLE        N/A      70,000      100,000
Alcatel Alstom ADR           Sponsored ADR      013904305   11,165     249,500  SH         SOLE        N/A     124,500      125,000
Allegience Telecom           Com                01747T102      403       5,000  SH         SOLE        N/A       5,000
Avanex Corp.                 Com                05348W109       30         200  SH         SOLE        N/A                      200
Cabletron Sys Inc            Com                126920107   16,889     572,500  SH         SOLE        N/A     372,500      200,000
Celltech Group PLC           Sponsored ADR      151158102        1          17  SH         SOLE        N/A          17
Chase Manhattan Corp New     Com                16161A108    1,482      17,000  SH         SOLE        N/A      17,000
China Southn Airls Ltd       Spon ADR CL H      169409109      198      26,600  SH         SOLE        N/A      26,600
Ericsson L M Tel Co          ADR CL B Sekio     294821400    4,307      46,000  SH         SOLE        N/A      46,000
Fedex Corp                   Com                31428X106    5,822     150,000  SH         SOLE        N/A      50,000      100,000
First Health Group Corp      Com                320960107    2,530      80,000  SH         SOLE        N/A      80,000
Freeport-McMoran Copper
  & Gold                     CL A               35671D105      148      10,000  SH         SOLE        N/A      10,000
Ing Groep NV                 Sponsored ADR      456837103    5,555     101,000  SH         SOLE        N/A      26,000       75,000
Intersil Hldg Corp           CL A               46069S109   27,679     535,500  SH         SOLE        N/A     335,500      200,000
Lucent Technologies Inc.     Com                549463107   24,180     390,000  SH         SOLE        N/A     240,000      150,000
Merrill Lynch & Co Inc       Com                590188108    9,450      90,000  SH         SOLE        N/A      90,000
Northpoint Communications
  Hldg                       Com                666610100    2,509     108,800  SH         SOLE        N/A     108,800
Pico Hldgs Inc               Com New            693366205    3,846     345,738  SH         SOLE        N/A     195,738      150,000
Sapient Corp                 Com                803062108    8,807     105,000  SH         SOLE        N/A      35,000       70,000
School Specially Inc.        Com                807863105    2,688     125,000  SH         SOLE        N/A      25,000      100,000
Shared Med Sys Corp          Com                819486101   34,953     673,800  SH         SOLE        N/A     373,800      300,000
Sola Intl Inc                Com                834092108    1,429     233,300  SH         SOLE        N/A     118,300      115,000
Starmedia Network Inc        Com                855546107    2,570      85,500  SH         SOLE        N/A      56,000       29,500
United Parcel Service Inc    CL B               911312106    7,813     125,000  SH         SOLE        N/A      50,000       75,000
Webvan Group Inc             Com                94845V103    2,371     308,400  SH         SOLE        N/A       8,400      300,000